Intangible Assets, Net (Tables)	12 Months Ended
Jun. 30, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net	Intangible assets, net, consisted of the following:
	As of June 30,
	2024	2023
	USD	USD
Trademark	2,598,909	2,602
Less: accumulated amortization	(236,492)	(93)
Intangible asset, net	2,362,417	2,509

Schedule of Amortization Expense of Intangible Assets	Future estimated amortization expense of intangible assets is as follows:
Year	Amount
2025	354,414
2026	354,414
2027	354,414
2028	354,414
2029	354,414
Thereafter	590,347
Total	2,362,417